Summary of Options Outstanding and Options Exercisable (Detail)	12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2013 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 3,183 - 5,000 JPY (¥)	Mar. 31, 2013 3,183 - 5,000 USD ($)	Mar. 31, 2013 5,001 - 7,278 JPY (¥)	Mar. 31, 2013 5,001 - 7,278 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Exercise price range, Lower range	¥ 3,183		¥ 3,183		¥ 5,001
Outstanding Exercise price range, Upper range	¥ 7,278		¥ 5,000		¥ 7,278
Outstanding Number of shares		10,849,000		7,480,000		3,369,000
Outstanding Weighted- average exercise price	¥ 4,909	$ 52	¥ 4,068	$ 43	¥ 6,774	$ 72
Exercisable Number of shares		10,849,000		7,480,000		3,369,000
Outstanding Weighted- average remaining life Years	3 years 6 months 22 days		4 years 3 months 22 days		1 year 10 months 21 days
Exercisable Weighted- average exercise price	¥ 4,909	$ 52	¥ 4,068	$ 43	¥ 6,774	$ 72